Report of
Independent
Registered Public
Accounting Firm

To the Shareholders and the
Board of Trustees of Forum
Real Estate Income Fund

In planning and
performing our audit
of the financial
statements of Forum
Real Estate Income
Fund (the "Fund") as
of and for year ended
December 31, 2025,
in accordance with
the standards of the
Public Company
Accounting Oversight
Board (United States)
("PCAOB"), we
considered the
Fund's internal
control over financial
reporting, including
controls over
safeguarding
securities, as a basis
for designing our
auditing procedures
for the purpose of
expressing our
opinion on the
financial statements
and to comply with
the requirements of
Form N-CEN, but not
for the purpose of
expressing an opinion
on the effectiveness
of the Fund's internal
control over financial
reporting.
Accordingly, we
express no such
opinion.
The management of
the Fund is
responsible for
establishing and
maintaining effective
internal control over
financial reporting. In
fulfilling this
responsibility,
estimates and
judgments by
management are
required to assess
the expected benefits
and related costs of
controls. A fund's
internal control over
financial reporting is a
process designed to
provide reasonable
assurance regarding
the reliability of
financial reporting
and the preparation of
financial statements
for external purposes
in accordance with
generally accepted
accounting principles
("GAAP"). A fund's
internal control over
financial reporting
includes those
policies and
procedures that (1)
pertain to the
maintenance of
records that, in
reasonable detail,
accurately and fairly
reflect the
transactions and
dispositions of the
assets of the fund; (2)
provide reasonable
assurance that
transactions are
recorded as
necessary to permit
preparation of
financial statements
in accordance with
GAAP, and that
receipts and
expenditures of the
fund are being made
only in accordance
with authorizations of
management and
trustees of the fund;
and (3) provide
reasonable
assurance regarding
prevention or timely
detection of
unauthorized
acquisition, use or
disposition of a fund's
assets that could
have a material effect
on the financial
statements.
Because of its
inherent limitations,
internal control over
financial reporting
may not prevent or
detect misstatements.
Also, projections of
any evaluation of
effectiveness to future
periods are subject to
the risk that controls
may become
inadequate because
of changes in
conditions, or that the
degree of compliance
with the policies or
procedures may
deteriorate.
A deficiency in
internal control over
financial reporting
exists when the
design or operation of
a control does not
allow management or
employees, in the
normal course of
performing their
assigned functions, to
prevent or detect
misstatements on a
timely basis. A
material weakness is
a deficiency, or
combination of
deficiencies, in
internal control over
financial reporting,
such that there is a
reasonable possibility
that a material
misstatement of the
Funds' annual or
interim financial
statements will not be
prevented or detected
on a timely basis.
Our consideration of
the Fund's internal
control over financial
reporting was for the
limited purpose
described in the first
paragraph and would
not necessarily
disclose all
deficiencies in internal
control that might be
material weaknesses
under standards
established by the
PCAOB. However,
we noted no
deficiencies in the
Fund's internal
control over financial
reporting and its
operation, including
controls over
safeguarding
securities, that we
consider to be a
material weakness as
defined above as of
December 31, 2025.
This report is
intended solely for the
information and use
of management and
the Board of Trustees
of the Fund and the
Securities and
Exchange
Commission and is
not intended to be and
should not be used by
anyone other than
these specified
parties.

/s/ CohnReznick LLP

Chicago, Illinois

February 27, 2026